Shareholder Fees {- Franklin U.S. Government Money Fund} - Franklin U.S. Government Money Fund-16 - Franklin U.S. Government Money Fund	Nov. 01, 2020
Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases	none
Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases	none
Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases	none
Class R6
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases	none